CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Income and Comprehensive Income
Net Income	$ 216,691	$ 895,344	$ (313,490)
Other comprehensive loss before tax:
Foreing currency translation adjustment	(4,026)	(3,098)	(4,451)
Reclassification adjustment for losses included in net income	0	0	7,718
Adjustment of pension and postretirement benefit plans	(18,691)	(26,283)	(160,679)
Amortization of net losses	21,948	20,100	(8,505)
Amortization of prior service credit	(3,800)	(3,800)	3,800
Unrealized holding (losses) gains on investments arising during the period	(59,666)	(32,440)	57,401
Other-than-temporary impairment included in net income	209	14,445	0
Reclassification adjustment for (gains) losses included in net income (loss)	(379)	(141)	870
Unrealized net (losses) gains on cash flow hedges	(3,612)	(4,376)	(6,613)
Reclassification adjustment for net (gains) losses included in net income	3,149	4,702	6,091
Other comprehensive loss before tax	(64,868)	(30,891)	(104,368)
Income tax benefit (expense)	1,468	3,877	63,241
Total other comprehensive loss, net of tax	(63,400)	(27,014)	(41,127)
Comprehensive income (loss), net of tax	$ 153,291	$ 868,330	$ (354,617)